LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Net Investment in Finance Leases - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Net Investment in Finance Leases [Line Items]
Gross investment in finance leases, receivable:	£ 2,839	£ 3,730
Unearned future finance income on finance leases	(692)	(1,038)
Rentals received in advance	(53)	(64)
Net investment in finance leases	472,498	457,958
Not later than 1 year [member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Net Investment in Finance Leases [Line Items]
Gross investment in finance leases, receivable:	680	551
Later than 1 year and not later than 5 years [member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Net Investment in Finance Leases [Line Items]
Gross investment in finance leases, receivable:	1,106	1,618
Later than 5 years [member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Net Investment in Finance Leases [Line Items]
Gross investment in finance leases, receivable:	1,053	1,561
Gross and Lease Financing [Member]
LOANS AND ADVANCES TO CUSTOMERS (Details) - Schedule of Net Investment in Finance Leases [Line Items]
Net investment in finance leases	£ 2,094	£ 2,628